Intangible assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2020
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Less: accumulated amortization	$ (469,286)
Total intangible asset	$ 13,616,116	$ 9,260,888
License and banking infrastructure [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Useful Life	10 years
Intangible asset	$ 14,085,402